June 3, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)
Angel Oak Multi-Strategy Income Fund
Angel Oak Financials Income Fund
Angel Oak High Yield Opportunities Fund
Angel Oak UltraShort Income Fund
File Nos. 333-197427 and 811-22980

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the form of Statement of Additional Information for the Angel Oak Multi-Strategy Income Fund, Angel Oak Financials Income Fund, Angel Oak High Yield Opportunities Fund, and Angel Oak UltraShort Income Fund (together, the "Funds") that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on May 29, 2020 and became effective on May 31, 2020.

The definitive form of Prospectus for the Funds is being filed separately under Rule 497(c).

Please direct any inquiries regarding this filing to me at (414) 765-6620 or alia.vasquez@usbank.com. Thank you for your assistance with respect to this matter.

Sincerely,
/s/ Alia M. Vasquez
Alia M. Vasquez
Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust